             [NATIONAL INTEGRITY LIFE INSURANCE COMPANY LETTERHEAD]




May 19, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Separate Account VUL of National Integrity Life Insurance Company ("Registrant")
     Rule 497(e) Filing of Financial Statements
     Registration No. 33-41384


Pursuant to Rule 497(e) under the Securities Act of 1933, we are filing updated financial statements which have been provided to policyholders of the Registrant's Portfolio Life product. Registrant is no longer issuing the product, and in accordance with a no-action position of the Securities and Exchange Commission, the prospectus has been "evergreened."

Sincerely,

/s/Cara M. Page

Cara M. Page
Paralegal

                             Financial Statements

                             Separate Account VUL
                                      of
                  National Integrity Life Insurance Company


                              DECEMBER 31, 1997
                     WITH REPORT OF INDEPENDENT AUDITORS

                             Separate Account VUL
                                      of
                  National Integrity Life Insurance Company

                             Financial Statements


                              December 31, 1997




                                   CONTENTS

Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . .1

Audited Financial Statements

Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . . .2
Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . . . .3
Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . . . . .4
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . .6

                        Report of Independent Auditors


Policyholders
Separate Account VUL of National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account VUL of National Integrity Life Insurance Company (comprising, respectively, the Common Stock, Money Market, Balanced, Aggressive Stock, High Yield, and Global Divisions) as of December 31, 1997, the related statement of operations for the year then ended and statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned in The Hudson River Trust (the "Trust") as of December 31, 1997, by correspondence with the transfer agent of the Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account VUL of National Integrity Life Insurance Company at December 31, 1997, the results of their operations for the year then ended,and changes in their net assets for the years ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.




Louisville, Kentucky
April 17, 1998

    Separate Account VUL of National Integrity Life Insurance Company

                    Statement of Assets and Liabilities

                             December 31, 1997

                                                  COMMON       MONEY                   AGGRESSIVE      HIGH
                                                   STOCK       MARKET     BALANCED       STOCK        YIELD      GLOBAL
                                                 DIVISION     DIVISION    DIVISION      DIVISION     DIVISION   DIVISION     TOTAL
                                                ----------------------------------------------------------------------------------
ASSETS
Investments in The Hudson River Trust
  at value (cost of $132,396 in the aggregate)   $  5,627     $   -       $  6,784      $117,881     $  1,266   $    588   $132,146

LIABILITIES
Payable to the general account
  of National Integrity                                10         -              5           205            -          1        221
                                               -------------------------------------------------------------------------------------

NET ASSETS                                       $  5,617      $  -       $  6,779      $117,676     $  1,266   $    587   $131,925
                                               -------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------

Unit value                                       $ 328.34      $  -       $ 218.03       $373.41     $ 282.51   $ 249.91
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------

Units outstanding                                  17.108         -         31.093       315.139        4.482      2.350
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------


SEE ACCOMPANYING NOTES.

      Separate Account VUL of National Integrity Life Insurance Company

                           Statement of Operations

                        Year ended  December 31, 1997

                                                          COMMON     MONEY               AGGRESSIVE    HIGH
                                                           STOCK     MARKET    BALANCED    STOCK      YIELD      GLOBAL
                                                         DIVISION   DIVISION   DIVISION   DIVISION   DIVISION   DIVISION    TOTAL
                                                       ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends from The Hudson River Trust       $   453    $     -     $   518   $ 10,037    $   160    $   105  $ 11,273

EXPENSES
  Mortality and expense risk and administrative
    charges                                                   31          -          34        667          7          3       742
                                                       ---------------------------------------------------------------------------
NET INVESTMENT INCOME                                        422          -         484      9,370        153        102    10,531

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on sales of investments                194          -          36        520         15          -       765
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                  688          -         (86)    (2,543)        27         43    (1,871)
        End of period                                      1,376          -          62     (1,802)        58         56      (250)
                                                       ---------------------------------------------------------------------------

    Change in net unrealized appreciation
      during the period                                      688          -         148        741         31         13     1,621
                                                       ---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS                                                882          -         184      1,261         46         13     2,386
                                                       ---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $ 1,304    $     -     $   668   $ 10,631    $   199    $   115  $ 12,917
                                                       ---------------------------------------------------------------------------
                                                       ---------------------------------------------------------------------------


SEE ACCOMPANYING NOTES.

       Separate Account VUL of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 1997

                                                          COMMON     MONEY               AGGRESSIVE    HIGH
                                                           STOCK     MARKET    BALANCED    STOCK      YIELD      GLOBAL
                                                         DIVISION   DIVISION   DIVISION   DIVISION   DIVISION   DIVISION    TOTAL
                                                        --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $   422    $     -     $   484   $  9,370    $   153    $   102  $ 10,531
  Net realized gain on sales of investments                  194          -          36        520         15          -       765
  Change in net unrealized appreciation/depreciation
    during the period                                        688          -         148        741         31         13     1,621
                                                        --------------------------------------------------------------------------
Net increase in net assets resulting from operations       1,304          -         668     10,631        199        115    12,917

INCREASE (DECREASE) IN NET ASSETS FROM POLICY
  RELATED TRANSACTIONS
    Contributions from policyholders                           -          -       2,002     10,502          -          -    12,504
    Policy terminations and benefits                        (556)         -        (571)    (1,957)      (149)       (64)   (3,297)
Net increase (decrease) in net assets from
  policy related transactions                               (556)         -       1,431      8,545       (149)       (64)    9,207
                                                        --------------------------------------------------------------------------

INCREASE IN NET ASSETS                                       748          -       2,099     19,176         50         51    22,124

Net assets, beginning of period                            4,869          -       4,680     98,500      1,216        536   109,801
                                                        --------------------------------------------------------------------------

NET ASSETS, END OF PERIOD                                $ 5,617    $     -     $ 6,779   $117,676    $ 1,266    $   587  $131,925
                                                        --------------------------------------------------------------------------
                                                        --------------------------------------------------------------------------

UNIT TRANSACTIONS

  Contributions                                                -          -       9.465     29.652          -          -
  Terminations and benefits                               (1.937)         -      (2.906)    (5.055)    (0.587)    (0.027)
                                                        ----------------------------------------------------------------

Net increase (decrease) in units                          (1.937)         -       6.559     24.597     (0.587)    (0.027)
                                                        ----------------------------------------------------------------
                                                        ----------------------------------------------------------------


SEE ACCOMPANYING NOTES.

      Separate Account VUL of National Integrity Life Insurance Company

                      Statement of Changes in Net Assets

                         Year ended December 31, 1996

                                                          COMMON     MONEY               AGGRESSIVE    HIGH
                                                           STOCK     MARKET    BALANCED    STOCK      YIELD      GLOBAL
                                                         DIVISION   DIVISION   DIVISION   DIVISION   DIVISION   DIVISION    TOTAL
                                                        --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $   742    $     -     $   651   $ 24,476    $   220    $    42  $ 26,131
  Net realized gain on sales of investments                  123          -           5        465         12          2       607
  Change in net unrealized appreciation/depreciation
    during the period                                        144          -        (103)    (9,573)        29         22    (9,481)
                                                        --------------------------------------------------------------------------
Net increase in net assets resulting from operations       1,009          -         553     15,368        261         66    17,257

INCREASE (DECREASE) in net assets from policy
  RELATED TRANSACTIONS
    Contributions from policyholders                         533          -         516     14,670          -          -    15,719
    Policy terminations and benefits                        (616)         -        (639)    (1,993)      (182)        (7)   (3,437)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                                (83)         -        (123)    12,677       (182)        (7)   12,282
                                                        --------------------------------------------------------------------------

INCREASE IN NET ASSETS                                       926          -         430     28,045         79         59    29,539

Net assets, beginning of period                            3,943          -       4,250     70,455      1,137        477    80,262
                                                        --------------------------------------------------------------------------

NET ASSETS, END OF PERIOD                                $ 4,869    $     -     $ 4,680   $ 98,500    $ 1,216    $   536  $109,801
                                                        --------------------------------------------------------------------------
                                                        --------------------------------------------------------------------------

UNIT TRANSACTIONS
  Contributions                                            2.347          -       2.861     43.564          -          -
  Terminations and benefits                               (2.355)         -      (3.059)    (5.449)    (0.720)    (0.034)
                                                        ----------------------------------------------------------------

Net increase (decrease) in units                          (0.008)         -      (0.198)    38.115     (0.720)    (0.034)
                                                        ----------------------------------------------------------------
                                                        ----------------------------------------------------------------


SEE ACCOMPANYING NOTES.

                                Separate Account VUL
                                         of
                     National Integrity Life Insurance Company

                           Notes to Financial Statements

                                 December 31, 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account VUL (the "Separate Account") on February 26, 1986 under the insurance laws of the state of New York for the purpose of issuing variable life insurance policies ("policies"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Variable life insurance policies have not been offered by National Integrity since 1990, but policies are still outstanding. Net premiums may be received under existing policies. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company and their ultimate parent is ARM Financial Group, Inc. ("ARM"). ARM specializes in the growing asset accumulation business with particular emphasis on retirement savings and investment products.

Policyholders may allocate or transfer their account values to one or more of the Separate Account's investment divisions or to a guaranteed interest division provided by National Integrity, or both. The Separate Account divisions invest in shares of the corresponding portfolios of The Hudson River Trust (the "Trust"), a mutual fund managed by Alliance Capital Management, L.P. The policyholder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has six investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Set forth below is a summary of the investment objectives of the portfolios of the Trust.

     COMMON STOCK PORTFOLIO seeks to obtain long term growth of capital and increasing income. It invests primarily in common and preferred stocks and other equity type instruments.

                                Separate Account VUL
                                         of
                     National Integrity Life Insurance Company

                     Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests primarily in high quality short-term money market instruments.

     BALANCED PORTFOLIO seeks a high return through a combination of current income and capital appreciation. It invests primarily in common stocks, publicly-traded debt securities and high quality money market instruments.

     AGGRESSIVE STOCK PORTFOLIO seeks to obtain long-term growth of capital. It invests primarily in common stocks and other equity-type securities issued by medium and smaller sized companies with strong growth potential.

     HIGH YIELD PORTFOLIO seeks a high return by maximizing current income and, to the extent consistent with that objective, capital appreciation. It invests primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities.

     GLOBAL PORTFOLIO seeks long-term growth of capital as a fundamental objective. It invests primarily in equity securities of non-United States as well as United States companies.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the policies may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

INVESTMENTS

Investments in shares of the Trust are valued at the net asset values of the respective portfolios, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

                                Separate Account VUL
                                         of
                     National Integrity Life Insurance Company

                     Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Trust portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

Share transactions are recorded on the trade date. Realized gains and losses on sales of Trust shares are determined based on the identified cost basis.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

                                Separate Account VUL
                                         of
                     National Integrity Life Insurance Company

                     Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the year ended December 31, 1997 and the cost of shares held at December 31, 1997 for each division were as follows:

               DIVISION                PURCHASES        SALES          COST
--------------------------------------------------------------------------------
Common Stock                          $      453    $       577    $     4,251
Money Market                                   -              -              -
Balanced                                   2,546            626          6,722
Aggressive Stock                          20,509          2,389        119,683
High Yield                                   162            158          1,208
Global                                        49             10            532
                                                                  --------------
                                                                   $   132,396
                                                                  --------------
                                                                  --------------


3. EXPENSES

National Integrity assumes mortality and expense risks related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate of 0.60% of policyholders' net assets to cover these risks.

National Integrity makes deductions for administrative expenses and state premium taxes from premiums before amounts are allocated to the Separate Account.

                                 Financial Statements
                                  (Statutory Basis)

                               National Integrity Life
                                  Insurance Company

                        YEARS ENDED DECEMBER 31, 1997 AND 1996
                         WITH REPORT OF INDEPENDENT AUDITORS

                      National Integrity Life Insurance Company

                                 Financial Statements
                                  (Statutory Basis)

                        Years Ended December 31, 1997 and 1996



                                       CONTENTS

Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . 1

Audited Financial Statements

Balance Sheets (Statutory Basis) . . . . . . . . . . . . . . . . . . . . . 2
Statements of Income (Statutory Basis) . . . . . . . . . . . . . . . . . . 4
Statements of Changes in Capital and Surplus (Statutory Basis) . . . . . . 5
Statements of Cash Flows (Statutory Basis) . . . . . . . . . . . . . . . . 6
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . 8

                            Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 1997 and 1996, and the related statutory basis statements of income, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.



Louisville, Kentucky
February 10, 1998

                      National Integrity Life Insurance Company

                           Balance Sheets (Statutory Basis)


                                                        DECEMBER 31,
                                                 1997                1996
                                           --------------------------------
                                                      (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
     Bonds                                 $    414,907         $   451,439
     Preferred stocks                            21,792              50,715
     Mortgage loans                               3,242               3,929
     Policy loans                                26,396              24,981
     Cash and short-term investments             12,078              14,570
     Receivable for securities                    1,941               4,522
     Other invested assets                        3,794                  36
                                           --------------------------------
Total cash and invested assets                  484,150             550,192

Separate account assets                         617,327             370,988
Accrued investment income                         5,735               6,513
Federal income tax recoverable                        -                 438
Other admitted assets                             2,143               1,794





                                           --------------------------------
Total admitted assets                      $  1,109,355         $   929,925
                                           --------------------------------
                                           --------------------------------


                                                                            DECEMBER 31,
                                                                     1997                1996
                                                               --------------------------------
                                                                          (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
     Policy and contract liabilities:
       Life and annuity reserves                               $    446,610        $    513,639
       Unpaid claims                                                     50                 124
       Deposits on policies to be issued                                564                 645
                                                               ---------------------------------
     Total policy and contract liabilities                          447,224             514,408

     Separate account liabilities                                   617,327             370,988
     Accounts payable and accrued expenses                              151                 213
     Transfers to separate accounts due or accrued, net             (24,362)            (21,247)
     Reinsurance balances payable                                       511                 589
     Federal income taxes                                             5,645                   -
     Asset valuation reserve                                          1,570               1,773
     Interest maintenance reserve                                     7,240               8,914
     Other liabilities                                                   32               6,016
                                                               ---------------------------------
Total liabilities                                                 1,055,338             881,654

Capital and surplus:
     Common stock, $10 par value, 200,000 shares
        authorized, issued, and outstanding                           2,000               2,000
     Paid-in surplus                                                 59,244              59,244
     Special surplus funds                                              750                 750
     Unassigned surplus (deficit)                                    (7,977)            (13,723)
                                                               ---------------------------------
Total capital and surplus                                            54,017              48,271
                                                               ---------------------------------
Total liabilities and capital and surplus                      $  1,109,355          $  929,925
                                                               ---------------------------------
                                                               ---------------------------------

SEE ACCOMPANYING NOTES.

                      National Integrity Life Insurance Company

                        Statements of Income (Statutory Basis)


                                                                     YEAR ENDED DECEMBER 31,
                                                                     1997                1996
                                                               ---------------------------------
                                                                          (IN THOUSANDS)
Premiums and other revenues:
     Premiums and annuity considerations                         $   11,533          $    8,640
     Deposit-type funds                                             211,637             352,899
     Net investment income                                           42,464              53,553
     Amortization of the interest maintenance reserve                 1,359               1,001
     Other revenues                                                   5,961               5,653
                                                                 -------------------------------
Total premiums and other revenues                                   272,954             421,746

Benefits paid or provided:
     Death benefits                                                   1,268                 921
     Annuity benefits                                                12,687              19,445
     Surrender benefits                                             123,520             101,241
     Payments on supplementary contracts                              1,648               1,879
     Increase (decrease) in insurance and annuity reserves          (66,954)            192,985
     Other benefits                                                     119               7,818
                                                                 -------------------------------
Total benefits paid or provided                                      72,288             324,289

Insurance and other expenses:
     Commissions                                                     10,088               5,817
     General expenses                                                11,146               8,051
     Taxes, licenses and fees                                           794                 349
     Net transfers to separate accounts                             163,896              69,158
     Other expenses                                                   3,542               3,110
                                                                 -------------------------------
Total insurance and other expenses                                  189,466              86,485
                                                                 -------------------------------
Gain from operations before federal income taxes
     and net realized capital losses                                 11,200              10,972

Federal income tax expense (benefit)                                  3,621                (444)
                                                                 -------------------------------
Gain from operations before net realized capital losses               7,579              11,416

Net realized capital losses, excluding realized
     capital gains (losses) net of tax transferred to the
     interest maintenance reserve (1997-($314); 1996-$2,923)         (2,036)             (2,500)
                                                                 -------------------------------
Net income                                                       $    5,543          $    8,916
                                                                 -------------------------------
                                                                 -------------------------------


SEE ACCOMPANYING NOTES.

                      National Integrity Life Insurance Company

            Statements of Changes in Capital and Surplus (Statutory Basis)

                        Years Ended December 31, 1997 and 1996


                                                                       SPECIAL      UNASSIGNED         TOTAL
                                        COMMON         PAID-IN         SURPLUS       SURPLUS        CAPITAL AND
                                        STOCK          SURPLUS          FUNDS        (DEFICIT)        SURPLUS
                                      -------------------------------------------------------------------------
                                                                    (IN THOUSANDS)
Balance, January 1, 1996              $  2,000       $   59,244       $   750       $  (22,855)      $   39,139
Net income                                                                               8,916            8,916
Decrease in nonadmitted assets                                                              19               19
Decrease in asset valuation reserve                                                        197              197
                                      -------------------------------------------------------------------------
Balance, December 31, 1996               2,000           59,244           750          (13,723)          48,271

Net income                                                                               5,543            5,543
Decrease in asset valuation reserve                                                        203              203
                                      -------------------------------------------------------------------------
Balance, December 31, 1997            $  2,000       $   59,244       $   750       $   (7,977)      $   54,017
                                      -------------------------------------------------------------------------
                                      -------------------------------------------------------------------------


SEE ACCOMPANYING NOTES.

                      National Integrity Life Insurance Company

                      Statements of Cash Flows (Statutory Basis)


                                                                     YEAR ENDED  DECEMBER 31,
                                                                     1997                1996
                                                               ---------------------------------
                                                                          (IN THOUSANDS)
OPERATIONS:
     Premiums, policy proceeds, and other
        considerations received                                  $  223,170          $  361,539
     Net investment income received                                  42,944              53,492
     Commission and expense allowances received on
        reinsurance ceded                                                 8                 644
     Benefits paid                                                 (139,316)           (125,238)
     Insurance expenses paid                                        (22,090)            (14,170)
     Other income received net of other expenses paid                 2,335               5,009
     Net transfers to separate accounts                            (167,010)            (74,076)
     Federal income taxes                                            (4,479)                  -
                                                               ---------------------------------
Net cash provided by (used in) operations                           (64,438)            207,200


INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                          368,167             455,716
     Preferred stocks                                                55,948              19,067
     Mortgage loans                                                     687               1,389
     Other invested assets                                                -               8,826
     Miscellaneous proceeds                                           4,254                   -
                                                               ---------------------------------
Total investment proceeds                                           429,056             484,998
Benefits received (taxes paid) on capital gains                       6,921              (1,212)
                                                               ---------------------------------
Net proceeds from sales, maturities, or repayments
     of investments                                                 435,977             483,786


Cost of investments acquired:
     Bonds                                                          337,887             626,879
     Preferred stocks                                                26,621              55,045
     Other invested assets                                            3,794                   -
     Miscellaneous applications                                         405                  36
                                                               ---------------------------------
Total cost of investments acquired                                  368,707             681,960
Net increase in policy loans and premium notes                        1,415               2,375
                                                               ---------------------------------
Net cash provided by (used in) investment activities                 65,855            (200,549)

                      National Integrity Life Insurance Company


                                                               YEAR ENDED DECEMBER 31,
                                                                1997            1996
                                                             ------------------------
                                                                   (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
     Other sources                                               2,588          3,826
                                                             ------------------------
Total other cash provided                                        2,588          3,826
                                                             ------------------------

Other cash applied:
     Other applications, net                                     6,497         16,175
                                                             ------------------------
Total other cash applied                                         6,497         16,175
                                                             ------------------------
Net cash used in financing and miscellaneous activities         (3,909)       (12,349)
                                                             ------------------------

Net decrease in cash and short-term investments                 (2,492)        (5,698)

Cash and short-term investments at beginning of year            14,570         20,268
                                                             ------------------------
Cash and short-term investments at end of year               $  12,078      $  14,570
                                                             ------------------------
                                                             ------------------------


SEE ACCOMPANYING NOTES.

                      National Integrity Life Insurance Company

                   Notes to Financial Statements (Statutory Basis)

                                  December 31, 1997


1. ORGANIZATION AND ACCOUNTING POLICIES

ORGANIZATION

National Integrity Life Insurance Company ("National Integrity" or the "Company") is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM"). ARM acquired Integrity and the Company from The National Mutual Life Association of Australasia Limited ("National Mutual"). The Company is domiciled in the state of New York. The Company, currently licensed in eight states and the District of Columbia, specializes in the growing asset accumulation business with particular emphasis on retirement savings and investment products.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

     INVESTMENTS

     Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

     Realized gains and losses are reported in income net of income tax and transfers to the interest maintenance reserve. Changes between cost and admitted investment asset amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account. The Asset Valuation Reserve is determined by an NAIC prescribed

                      National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)


     formula and is reported as a liability rather than unassigned surplus. Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the Interest Maintenance Reserve in the accompanying balance sheets. Under GAAP, realized gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and include provisions when there has been a decline in asset values deemed other than temporary.

     POLICY ACQUISITION COSTS

     Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, are amortized generally in proportion to the emergence of future gross profits over the estimated term of the underlying policies.

     NONADMITTED ASSETS

     Certain assets designated as "nonadmitted," principally receivables greater than 90 days past due, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

     PREMIUMS AND BENEFITS

     Revenues include premiums and deposits received and benefits include death benefits paid and the change in policy reserves. Under GAAP, such premiums and deposits received are accounted for as a deposit liability and therefore not recognized as premium revenue; benefits paid equal to the policy account value are accounted for as a return of deposit instead of benefit expense.

     BENEFIT RESERVES

     Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                      National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES

     Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

     STATEMENT OF CASH FLOWS

     Cash and short-term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:


                                                              YEAR ENDED DECEMBER 31,
                                                                1997            1996
                                                             ------------------------
                                                                   (IN THOUSANDS)
Net income as reported in the accompanying
     statutory basis financial statements                    $   5,543      $   8,916

Deferred policy acquisition costs, net of amortization          10,157          5,187
Adjustments to customer deposits                                (5,781)          (441)
Adjustments to invested asset carrying values
     at acquisition date                                           (38)          (160)
Amortization of value of insurance in force                       (870)        (1,470)
Amortization of interest maintenance reserve                    (1,359)        (1,001)
Adjustments for realized investment gains                        1,511            852
Adjustments for federal income tax expense                      (3,320)        (2,185)
Other                                                              166           (200)
                                                             ------------------------

Net income, GAAP basis                                       $   6,009      $   9,498
                                                             ------------------------
                                                             ------------------------

                      National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)


                                                               YEAR ENDED DECEMBER 31,
                                                                1997            1996
                                                             ------------------------
                                                                 (IN THOUSANDS)
Capital and surplus as reported in the accompanying
     statutory basis financial statements                    $  54,017      $  48,271

Adjustments to customer deposits                               (33,014)       (27,233)
Adjustments to invested asset carrying values at
     acquisition date                                           (3,724)        (5,197)
Asset valuation reserve and interest maintenance reserve        17,796         19,369
Value of insurance in force                                     13,043         13,913
Deferred policy acquisition costs                               33,885         23,728
Net unrealized gains on available-for-sale securities            5,849          1,416
Other                                                           (5,793)        (2,650)
                                                             ------------------------

Shareholder's equity, GAAP basis                             $  82,059      $  71,617
                                                             ------------------------
                                                             ------------------------


Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

     Bonds and short-term investments are reported at cost or amortized cost. The discount or premium on bonds is amortized using the interest method. For loan-backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

                      National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

     Preferred stocks are reported at cost.

     Short-term investments includes investments with maturities of less than one year at the date of acquisition.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserve. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and expenses, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts.

                      National Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable policy surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Investments income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks. Such fees are included in other revenues.

USE OF ESTIMATES

The preparation of financial statements in compliance with statutory accounting practices requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform with the presentation of the 1997 financial statements. These reclassifications had no effect on previously reported net income or surplus.

2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC is in the process of codifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the

                      National Integrity Life Insurance Company

2. PERMITTED STATUTORY ACCOUNTING PRACTICES (CONTINUED)

Company uses to prepare its statutory basis financial statements. Codification has been approved by the NAIC in March 1998, but it will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory basis results to the Insurance Department. At this time it is unclear whether New York will adopt Codification. The Company is monitoring developments related to codification and assessing the potential effects any changes would have on the Company's statutory basis financial statements.

3. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds are summarized as follows:


                                               COST OR         GROSS          GROSS
                                              AMORTIZED      UNREALIZED     UNREALIZED
                                                COST           GAINS          LOSSES      FAIR VALUE
                                             -------------------------------------------------------
                                                                   (IN THOUSANDS)
At December 31, 1997:
   Mortgage-backed securities                $  193,688     $        -     $        -     $  193,688
   Corporate securities                         159,208          4,074             34        163,248
   Asset-backed securities                       27,370              -              -         27,370
   U.S. Treasury securities and
     obligations of U.S. government
     agencies                                    24,361          1,083              2         25,442
   Foreign governments                           10,280              -            437          9,843
                                             -------------------------------------------------------

Total bonds                                  $  414,907     $    5,157     $      473     $  419,591
                                             -------------------------------------------------------
                                             -------------------------------------------------------


At December 31, 1996:
   Mortgage-backed securities                $  244,376     $        -     $        -     $  244,376
   Corporate securities                         168,146            775          7,178        161,743
   Asset-backed securities                       10,311              -              -         10,311
   U.S. Treasury securities and
     obligations of U.S. government
     agencies                                    16,243            415            110         16,548
   Foreign governments                           12,363            643              -         13,006
                                             -------------------------------------------------------

Total bonds                                  $  451,439     $    1,833     $    7,288     $  445,984
                                             -------------------------------------------------------
                                             -------------------------------------------------------

                      National Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

Fair values are based on published quotations of the Securities Valuation Office of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 1997 and 1996, the fair value of investments in bonds includes $306.8 million and $312.7 million, respectively, of bonds that were valued at amortized cost.

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 1997, by contractual maturity, is as follows:


                                                COST OR
                                               AMORTIZED
                                                 COST            FAIR VALUE
                                             ------------------------------
                                                      (IN THOUSANDS)
Years to maturity:
   One or less                               $    1,304          $    1,314
   After one through five                        13,493              13,513
   After five through ten                        39,042              39,192
   After ten                                    140,010             144,514
   Asset-backed securities                       27,370              27,370
   Mortgage-backed securities                   193,688             193,688
                                             ------------------------------

Total                                        $  414,907          $  419,591
                                             ------------------------------
                                             ------------------------------


The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their life.

Proceeds from the sales of investments in bonds during 1997 and 1996 were $375.5 million and $755.7 million; gross gains of $8.6 million and $7.9 million, and gross losses of $8.3 million and $4.5 million were realized on those sales, respectively.

                      National Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

At December 31, 1997 and 1996, bonds with an admitted asset value of $1,235,000 and $1,234,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of year-end, the Company held no mortgages with interest more than one year past due. During 1997, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:


                                                 YEAR ENDED DECEMBER 31,
                                                  1997             1996
                                              ---------------------------
                                                     (IN THOUSANDS)
Income:
   Bonds                                      $  34,854        $  47,487
   Preferred stocks                               4,205            4,150
   Mortgage loans                                   291              610
   Policy loans                                   2,072            1,886
   Cash and short-term investments                1,506            1,277
   Other                                             (3)               3
                                              ---------------------------
Total investment income                          42,925           55,413

Investment expenses                                (461)          (1,860)
                                              ---------------------------
Net investment income                         $  42,464        $  53,553
                                              ---------------------------
                                              ---------------------------

                      National Integrity Life Insurance Company

4. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, National Integrity reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment and variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements. Reinsurance is not significant to the Company's premiums, benefits or policy and contract liabilities.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:


                                                     YEAR ENDED DECEMBER 31,
                                                      1997            1996
                                                  ----------------------------
                                                          (IN THOUSANDS)
Direct premiums and amounts assessed against
   policyholders                                  $  210,910       $  115,547
Reinsurance assumed                                   12,770          246,571
Reinsurance ceded                                       (510)            (580)
                                                  ----------------------------
Net premiums, annuity considerations and
   deposit-type funds                             $  223,170       $  361,538
                                                  ----------------------------
                                                  ----------------------------


The Company sold guaranteed investment contract ("GIC") deposits totaling $358.3 million to Integrity as of June 30, 1996.


5. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is based on separate return calculations after consolidated losses and credits.

Income before income taxes differs from taxable income principally due to value of insurance in force, interest maintenance reserves and differences in policy and contract liabilities and investment income for tax and financial reporting purposes.

                      National Integrity Life Insurance Company

6. SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution.

The NAIC's Risk-Based Capital ("RBC") requirements attempt to evaluate the adequacy of a life insurance company's adjusted statutory capital and surplus in relation to investment, insurance and other business risks. The RBC formula is used by the states as an early warning tool to identify possible under-capitalized companies for the purpose of initiating regulatory action and is not designed to be a basis for ranking the financial strength of insurance companies. In addition, the formula defines a new minimum capital standard which supplements the previous system of low fixed minimum capital and surplus requirements. The RBC requirements provide for four different levels of regulatory attention depending on the ratio of the company's adjusted capital and surplus to its RBC. As of December 31, 1997 and 1996, the adjusted capital and surplus of the Company is substantially in excess of the minimum level of RBC that would require regulatory response.

                      National Integrity Life Insurance Company

7. ANNUITY RESERVES

At December 31, 1997 and 1996, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                          AMOUNT        PERCENT
                                                                      ---------------------------
                                                                      (IN THOUSANDS)
At December 31, 1997:
   Subject to discretionary withdrawal (with adjustment):
      With market value adjustment                                      $  219,464          22.9%
      At book value less surrender charge of 5% or more                      5,760           0.6
      At market value                                                      372,550          38.9
                                                                        -------------------------
   Total with adjustment or at market value                                597,774          62.4
   Subject to discretionary withdrawal (without adjustment)
      at book value with minimal or no charge or adjustment                299,314          31.2
   Not subject to discretionary withdrawal                                  61,448           6.4
                                                                        -------------------------
   Total annuity reserves and deposit fund liabilities (before
      reinsurance)                                                         958,536         100.0%
                                                                                        ---------
                                                                                        ---------
   Less reinsurance ceded                                                        -
                                                                        ----------
   Net annuity reserves and deposit fund liabilities                    $  958,536
                                                                        ----------
                                                                        ----------


At December 31, 1996:
   Subject to discretionary withdrawal (with adjustment):
      With market value adjustment                                      $   89,668          11.5%
      At book value less surrender charge of 5% or more                     23,208           3.0
      At market value                                                      257,419          33.0
                                                                        -------------------------
   Total with adjustment or at market value                                370,295          47.5
   Subject to discretionary withdrawal (without adjustment)
      at book value with minimal or no charge or adjustment                347,883          44.7
   Not subject to discretionary withdrawal                                  60,995           7.8
                                                                        -------------------------
   Total annuity reserves and deposit fund liabilities (before
      reinsurance)                                                         779,173         100.0%
                                                                                        ---------
                                                                                        ---------
   Less reinsurance ceded                                                        -
                                                                        ----------
   Net annuity reserves and deposit fund liabilities                    $  779,173
                                                                        ----------
                                                                        ----------

                      National Integrity Life Insurance Company

8. SEPARATE ACCOUNTS

Separate accounts assets and liabilities represent funds segregated for the benefit of variable annuity and variable life policyholders who generally bear the investment risk (mutual fund options), or for certain policyholders who are guaranteed a fixed rate of return (guaranteed rate options). Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 1997 is as follows:


                                                  *NONINDEXED       NONGUARANTEED
                                                   GUARANTEED          SEPARATE
                                                   MORE THAN 4%        ACCOUNTS              TOTAL
                                                  --------------------------------------------------
                                                                    (IN THOUSANDS)
Premiums, deposits and other considerations       $  122,664          $   89,078          $  211,742
                                                  --------------------------------------------------
                                                  --------------------------------------------------
Reserves for separate accounts with assets
 at fair value                                    $  219,469          $  372,669          $  592,138
                                                  --------------------------------------------------
                                                  --------------------------------------------------
Reserves for separate accounts by
 withdrawal characteristics:
   Subject to discretionary withdrawal
    (with adjustment):
     With market value adjustment                 $  219,464                $  -           $ 219,464
     At book value without market value
      adjustment and with current
      surrender charge of 5% or more                       5                   -                   5
     At market value                                       -             372,669             372,669
                                                  --------------------------------------------------
   Total with adjustment or at market value          219,469             372,669             592,138
   Not subject to discretionary withdrawal                 -                   -                   -
                                                  --------------------------------------------------

Total separate accounts reserves                  $  219,469          $  372,669          $  592,138
                                                  --------------------------------------------------
                                                  --------------------------------------------------

* Separate accounts with guarantees.

                      National Integrity Life Insurance Company

8. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts for the years ended December 31, 1997 and 1996 is presented below:


                                                                    1997            1996
                                                                 -------------------------
                                                                       (IN THOUSANDS)
Transfers as reported in the Summary of Operations
     of the Separate Accounts Statement:
          Transfers to separate accounts                         $  211,743     $  102,901
          Transfers from separate accounts                          (52,365)       (37,150)
                                                                 -------------------------
Net transfers to separate accounts                                  159,378         65,751

Reconciling adjustments:
     Mortality and expense charges reported as other revenues         4,417          3,194
     Other revenues                                                     101            213
                                                                 -------------------------
Transfers as reported in the Summary of Operations
     of the Life, Accident and Health Annual Statement           $  163,896     $   69,158
                                                                 -------------------------
                                                                 -------------------------


9. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosures of fair value information about all financial instruments, including insurance liabilities classified as investment contracts, unless specifically exempted. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of such instruments. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                      National Integrity Life Insurance Company

9. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                  DECEMBER 31, 1997                DECEMBER 31, 1996
                                             -------------------------       -------------------------
                                              CARRYING                           CARRYING
                                               AMOUNT       FAIR VALUE            AMOUNT    FAIR VALUE
                                             -------------------------       -------------------------
                                                                    (IN THOUSANDS)
Assets:
     Bonds                                   $  414,907     $  424,642       $  451,439     $  457,875
     Preferred stocks                            21,792         22,252           50,715         50,454
     Mortgage loans                               3,242          3,242            3,929          3,929

Liabilities:
     Life and annuity reserves for
       investment-type contracts             $  367,124     $  367,374       $  432,013     $  426,516
     Separate accounts annuity reserves         592,018        576,877          347,503        347,072

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimate or quoted market price of comparable investments.

MORTGAGE LOANS ON REAL ESTATE

The carrying amount of mortgage loans approximates their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS

The fair value of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNTS ANNUITY RESERVES

The fair value of separate accounts annuity reserves for investment-type products equals the cash surrender values.

                      National Integrity Life Insurance Company

10. RELATED PARTY TRANSACTIONS

Effective January 1, 1994, the Company entered into an Administrative Services Agreement and an Investment Advisory Agreement with ARM. Under these agreements, ARM performs certain administrative investment advisory and special services for the Company to assist with its business operations. The services include policyholder services; accounting, tax and auditing; underwriting; marketing and product development; functional support services; payroll functions; personnel functions; administrative support services; and investment functions. During 1997 and 1996, the Company was charged $5.9 million and $6.1 million, respectively, for these services in accordance with the requirements of applicable insurance law and regulations.

11. YEAR 2000 (UNAUDITED)

The Company is currently evaluating on an ongoing basis, its computer systems and the systems of other companies on which the Company's operations rely to determine if they will function properly with respect to dates in the year 2000 and beyond. These activities are designed to ensure that there is no adverse effect on the Company's core business operations. While the Company believes its planning efforts are adequate to address its Year 2000 concerns, there can be no guarantee that the systems of other companies on which the Company's operations rely will be converted on a timely basis and will not have a material effect on the Company. The cost of the Company's Year 2000 initiatives is not expected to be material to the Company's results of operations or financial condition.